Basis of preparation of the consolidated financial statements - Consolidated financial impacts - Consolidated balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Deferred income tax assets	$ 221,580	$ 239,740
Non-current assets	3,337,042	4,091,015
Total assets	5,064,226	5,466,364
Non-current liabilities
Deferred income tax	218,392	287,952
Non-current liabilities	2,566,423	2,285,188
Total liabilities	3,442,982	2,984,178
Shareholders' equity
Attributable to NEXA's shareholders	1,377,445	2,109,577
Attributable to non-controlling interests	243,799	372,609
Total shareholders' equity	1,621,244	2,482,186	$ 2,862,435	$ 2,867,371
Total liabilities and shareholders' equity	$ 5,064,226	5,466,364
As previously reported
Non-current assets
Deferred income tax assets		262,941
Non-current assets		4,114,216
Total assets		5,489,565
Non-current liabilities
Deferred income tax		273,278
Non-current liabilities		2,270,514
Total liabilities		2,969,504
Shareholders' equity
Attributable to NEXA's shareholders		2,147,452
Attributable to non-controlling interests		372,609
Total shareholders' equity		2,520,061	2,901,801
Total liabilities and shareholders' equity		5,489,565
Deferred tax adjustments
Non-current assets
Deferred income tax assets		(23,201)
Non-current assets		(23,201)
Total assets		(23,201)
Non-current liabilities
Deferred income tax		14,674
Non-current liabilities		14,674
Total liabilities		14,674
Shareholders' equity
Attributable to NEXA's shareholders		(37,875)
Total shareholders' equity		(37,875)	$ (39,366)
Total liabilities and shareholders' equity		$ (23,201)